Provisions for employees' benefits	9 Months Ended
Sep. 30, 2023
Provisions for employees' benefits
Provisions for employees' benefits

21.Provisions for employees’ benefits

	September 30,	December 31,
	2023	2022
	(Unaudited)
Post-employment benefits
Health	8,461,041	8,140,648
Pension	1,226,186	2,073,562
Education	396,650	405,769
Bonds	354,675	399,114
Other plans	80,695	115,136
Termination benefits - Voluntary retirement plan	668,901	772,133
	11,188,148	11,906,362
Social benefits and salaries	1,045,654	970,598
Other long-term benefits	87,352	88,279
	12,321,154	12,965,239
Current	2,822,786	2,753,697
Non-current	9,498,368	10,211,542
	12,321,154	12,965,239

21.1Plans assets

The assets of the plan are represented by the resources delivered to the Autonomous Pension Funds for the payment of the pension liability of the obligations for pension and pension bonds; what concerns health and education oversees Ecopetrol S.A. and XM (Ecopetrol S.A. is in charge of health and education matters). The destination of the resources of the autonomous patrimonies, as well as their yields, cannot be changed or returned to the Group until all the obligations are fulfilled.

Plan asset balance is $11,387,736 and $10,398,810 as of September 30, 2023 (unaudited) and December 31, 2022, respectively. 53,28% (2022 – 53.76%) are fair value level 1 and 46.72% (2022 – 46.24%) are under level 2 category.